DIAMOND HILL FUNDS

Diamond Hill Large Cap Concentrated ETF

Supplement dated June 16, 2026

to the Summary Prospectus Dated February 28, 2026, and

to the Prospectus Dated February 28, 2026, each as supplemented, and to the Statement of Additional Information Dated February 28, 2026, as supplemented

Summary Prospectus and Prospectus

Effective June 30, 2026, the Portfolio Management section on Page 3 of the Summary Prospectus and Page 3 of the Prospectus is revised as follows:

Charles Bath and Nathan Palmer are added as Portfolio Managers of the Fund. In connection with this transition, Austin Hawley will no longer serve as a Portfolio Manager of the Fund. All references to Mr. Hawley are hereby deleted.

The table in the Portfolio Manager section on page 7 of the Prospectus is amended to reflect the addition of Messrs. Bath and Palmer as Portfolio Managers of the Diamond Hill Large Cap Concentrated ETF and to delete all references to Mr. Hawley.

The following biographical information is also added to that section:

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since 2002, serving as portfolio manager of the Large Cap strategy from 2002-2024 and Managing Director—Emeritus since 2025. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.

Statement of Additional Information

The Portfolio Manager Holdings section on Page 13 of the Statement of Additional Information is amended to include the following information as of March 31, 2026:

Dollar Range of Shares in the Fund
Fund	Portfolio Manager		$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	Over $1,000,000
Large Cap Concentrated ETF	Charles Bath	PM						X
	Nathan Palmer	PM	X

All references to Mr. Hawley in the Portfolio Manager Holdings section of the Statement of Additional Information are hereby deleted.

The Other Accounts Managed section on Page 15 of the Statement of Additional Information is amended to include the following information as of March 31, 2026:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Charles Bath	Registered Investment Company	2	$1,800,774,613	0	$0
Portfolio Manager, Large Cap Concentrated ETF	Other Pooled Investment Vehicles	4	$1,831,843,481	0	$0
	Other Accounts	48	$3,276,333,341	0	$0
Nathan Palmer	Registered Investment Company	2	$1,800,774,613	0	$0
Portfolio Manager, Large Cap Concentrated ETF	Other Pooled Investment Vehicles	4	$1,831,843,481	0	$0
	Other Accounts	48	$3,276,333,341	0	$0

All references to Mr. Hawley in the Other Accounts Managed section of the Statement of Additional Information are hereby deleted.

YOU SHOULD READ THIS SUPPLEMENT IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.